Condensed Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Preferred stock par value (in Dollars per share)	$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	10,000,000	10,000,000	1,000,000
Preferred stock, shares issued			0
Preferred stock, shares outstanding			0
Common stock, par value (in Dollars per share)	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized	100,000,000	100,000,000	20,000,000
Common stock, shares issued	4,960,153	3,145,153	3,018,673
Common stock, shares outstanding	4,960,153	3,145,153	3,018,673